COMMITMENTS AND CONTINGENCIES (Details Text) (USD $)	1 Months Ended
	Aug. 30, 2012	Feb. 27, 2010	Sep. 30, 2012	Aug. 12, 2012	Dec. 31, 2011
Canwealth common stock conversion		6,350,000	6,600,000	44,169,231	6,600,000
Payment from Canwealth for stock	$ 50,000	$ 20,100
Merger Requirements	The closing of the merger is subject to certain closing conditions, such as the delivery of the written consent of the holders of at least 90% of the issued and outstanding shares of the Company common stock approving the terms of the Merger Agreement and the proposed merger.